Financial Assets and Liabilities - Summary of Net Debt (Parenthetical) (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Oct. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings recognized as current liability					$ 32,455	$ 14,007
Hercules Capital, Inc.
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings recognized as current liability					$ 24,300
Principal repayment due term		2020-10	2020-07	2020-04	2022-03
Hercules Capital, Inc. | Event After Reporting Period
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Principal repayment date	2021-03